INCOME TAX - Reconciliation of federal income tax rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statutory federal income tax rate					21.00%	21.00%
Income tax provision	0.00%	0.00%	0.00%	0.00%
Mudrick Capital Acquisition Corporation [Member]
Statutory federal income tax rate					21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
True-ups					0.60%	0.00%
Change in valuation allowance					4.00%	3.80%
Income tax provision					25.60%	24.80%